Changes in Fair Value Measurements that Used Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	$ 4,501
End of period	5,248	$ 4,501
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	16	8
Purchases, sales and settlements		8
Actual return on plan assets still held at year end	2
End of period	18	16
Common/Collective Trust Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	900
End of period	1,174	900
Common/Collective Trust Funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	6	6
Actual return on plan assets still held at year end	2
End of period	8	6
Other Holdings
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	117
End of period	142	117
Other Holdings | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Beginning of period	10	2
Purchases, sales and settlements		8
End of period	$ 10	$ 10